UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
                    Houston, TX 77024-3925
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street
                    Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Parkway, Suite 310
Leawood, KS 66211

Registrant’s telephone number, including area code: (888) 345-1898
Date of fiscal year end: October 31
Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Commonwealth International
Series Trust
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
713-781-2856

DISTRIBUTOR
UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT & ADMINISTRATOR
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211	Commonwealth Australia/New Zealand Fund Africa Fund Commonwealth Japan Fund Commonwealth Global Fund Commonwealth Real Estate Securities Fund SEMI-ANNUAL REPORT April 30, 2014

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by a current prospectus. An additional prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Commonwealth International Series Trust or your broker.

Table of Contents

Performance Overview	1
Portfolio Composition	2
Schedules of Investments	3
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	21
Additional Information	33
Approval of the Renewal of Investment Advisory Agreement	35

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COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

PERFORMANCE OVERVIEW – April 30, 2014 (Unaudited)

		Average Annual Total Returns as of April 30, 2014				Gross	Net
	Inception					Expense	Expense
	Date	1 Year	5 Year	10 Year	Inception	Ratio*	Ratio*

Commonwealth Australia/New Zealand Fund	11/25/91	1.57%	15.58%	7.87%	6.06%	3.17%	3.17%
Africa Fund	11/07/11	4.20%	—	—	3.16%	6.34%	5.09%
Commonwealth Japan Fund	07/10/89	-3.61%	5.12%	-1.57%	-4.18%	4.43%	4.43%
Commonwealth Global Fund	12/03/02	15.91%	14.30%	6.56%	7.93%	3.13%	3.13%
Commonwealth Real Estate Securities Fund	01/05/04	7.42%	14.02%	5.23%	4.09%	3.35%	3.35%

The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses. Performance data represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Funds can be found in the Funds’ Prospectus. To obtain performance information current to the most recent month end, please call 1-888-345-1898.

*
The above expense ratios are from the Funds’ Prospectus dated February 28, 2014. Additional information pertaining to the Funds’ expense ratios as of April 30, 2014 can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund net operating expenses would be 3.17%, 4.88%, 4.40%, 3.12% and 3.33% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and the Commonwealth Real Estate Securities Fund, respectively. In the Africa Fund, FCA Corp. chose to voluntarily reimburse beyond its contractual agreement expenses equal to 4.88% of average annual net assets, an amount which is not subject to recoupment. As a result of both voluntary and contractual arrangements, the Total Annual Fund Operating Expenses after FeeWaivers and Reimbursements, excluding Acquired Fund Fees and Expense of 0.21%, was 0.00%.

Investment Risks

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of a Fund will fluctuate as the value of these securities in the portfolio changes.

The Funds’ investments in debt and/or fixed income securities also contain risk factors. The value of these securities tends to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.

The Fund’s expenses, as with any mutual fund, detract from the Fund’s performance. The Fund’s asset levels have a direct effect on the expense indirectly paid by shareholders. To the extent the Fund’s assets decline and the expenses of the Fund rise or do not decrease proportionately, performance will be negatively impacted.

International investing involves increased risk and volatility. An investment in a Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Because the Commonwealth Australia/New Zealand Fund, Africa Fund and the Commonwealth Japan Fund invest primarily in industries located principally in Australia/New Zealand, Africa and Japan, the Funds are particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer of those countries.

The Commonwealth Real Estate Securities Fund’s investments in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Investments are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

By itself none of the Funds constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather change in the value of their investments. Investors should refer to the Funds’ prospectus for a more complete description of risks associated with investing in and of the Funds.

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

PORTFOLIO COMPOSITION – April 30, 2014* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or	Percent of Total
Security Type	Investments

Commercial Services	20.2%
Healthcare - Services	13.7%
Oil & Gas	8.5%
Retail	8.2%
Electric	8.0%
Transportation	7.8%
Diversified Financial Services	4.8%
Media	4.3%
Mining	3.3%
Preferred Stocks	3.2%
REITs	3.2%
Home Furnishings	3.1%
Telecommunications	3.0%
Bonds - New Zealand	2.6%
Healthcare - Products	2.3%
Insurance	2.0%
Chemicals	1.0%
Engineering & Construction	0.7%
Short-Term Investments	0.1%

100.0%

AFRICA FUND
Country or	Percent of Total
Security Type	Investments

South Africa	61.5%
Exchange Traded Funds - Africa Region	14.1%
Exchange Traded Funds - South Africa	10.4%
Exchange Traded Funds - Nigeria	4.8%
Egypt	3.1%
Short-Term Investments	2.9%
United Kingdom	2.2%
Sovereign Bonds - South Africa	0.8%
Guernsey	0.2%

100.0%

COMMONWEALTH JAPAN FUND
Industry or	Percent of Total
Security Type	Investments

Transportation	22.7%
Short-Term Investments	8.3%
Healthcare - Products	7.0%
Auto Parts & Equipment	6.1%
Real Estate	5.4%
Insurance	4.9%
Machinery-Diversified	4.1%
Engineering & Construction	4.1%
Electronics	4.1%
Distribution/Wholesale	3.1%
Auto Manufacturers	3.1%
Beverages	3.1%
Exchange Traded Fund	2.7%
Hand/Machine Tools	2.6%
Retail	2.5%
Cosmetics/Personal Care	2.4%
Banks	2.0%
Computers	2.0%
REITs	1.8%
Entertainment	1.8%
Leisure Time	1.8%
Electric	1.5%
Chemicals	1.1%
Food	1.0%
Diversified Financial Services	0.8%

100.0%

COMMONWEALTH GLOBAL FUND
Country or	Percent of Total
Security Type	Investments

United States	36.7%
United Kingdom	11.0%
Switzerland	10.1%
Short-Term Investments	6.3%
Israel	4.2%
France	3.6%
Preferred Stocks	3.6%
Mexico	2.8%
Guernsey	2.7%
Germany	2.3%
Japan	2.3%
Netherlands	2.2%
South Korea	2.0%
Spain	2.0%
Brazil	1.7%
Singapore	1.6%
Canada	1.5%
India	1.4%
South Africa	1.0%
Chile	0.7%
Call Options	0.3%

100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or	Percent of Total
Security Type	Investments

REITS - Office Property	11.8%
Lodging	11.3%
Building Materials	10.3%
REITS - Hotels	9.7%
REITS - Apartments	9.7%
Real Estate	7.3%
Telecommunications	4.4%
REITS - Diversified	4.3%
Home Builders	4.1%
REITS - Storage	3.8%
Retail	3.2%
REITS - Health Care	2.7%
Engineering & Construction	2.6%
REITS - Shopping Centers	2.4%
REITS - Regional Malls	2.2%
REITS - Warehouse/Industries	2.1%
Exchange Traded Funds	1.9%
Short-Term Investments	1.9%
Savings & Loans	1.6%
REITS - Single Tenant	1.5%
Banks	1.2%

100.0%
* Portfolio composition is subject to change.

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value

AUSTRALIA (19.3%)
COMMON STOCKS (19.3%)
CHEMICALS (1.0%)
Nufarm, Ltd.	55,880	$216,174

COMMERCIAL SERVICES (0.5%)
Silver Chef, Ltd.	2,202	10,473
Slater & Gordon, Ltd.	20,345	89,266

		99,739

DIVERSIFIED FINANCIAL SERVICES (0.2%)
FlexiGroup, Ltd.	15,000	54,008

ELECTRIC (2.5%)
AGL Energy, Ltd.	34,701	509,422
ERM Power, Ltd.	31,419	53,556

		562,978

HEALTHCARE-PRODUCTS (1.0%)
Cochlear, Ltd.	4,000	218,657

HEALTHCARE-SERVICES (2.0%)
Sonic Healthcare, Ltd.	26,324	434,229

INSURANCE (1.9%)
QBE Insurance Group, Ltd.	39,327	424,449

MINING (3.2%)
Orica, Ltd.	13,946	284,623
OZ Minerals, Ltd.	30,866	106,227
PanAust, Ltd.	220,261	331,231

		722,081

OIL & GAS (2.8%)
Santos, Ltd.	29,151	373,763
Woodside Petroleum, Ltd.	6,518	247,762

		621,525

RETAIL (2.1%)
Wesfarmers, Ltd.	11,961	476,048

TRANSPORTATION (2.1%)
Asciano Group	93,333	471,000

TOTAL COMMON STOCKS
(Cost $3,906,787)		4,300,888

TOTAL AUSTRALIA (Cost $3,906,787)		4,300,888

NEW ZEALAND (77.9%)
COMMON STOCKS (72.2%)
COAL (0.0%)
Pike River Coal, Ltd.(1)(2)	1,145,295	—

COMMERCIAL SERVICES (19.3%)
Mowbray Collectables, Ltd.(3)	1,021,593	352,365
Northland Port Corp. (NZ), Ltd.	81,425	211,338
Port of Tauranga, Ltd.	50,000	620,889
South Port New Zealand, Ltd.	1,027,930	3,104,354

		4,288,946

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Heartland New Zealand, Ltd.	1,295,579	983,107

ELECTRIC (5.3%)
Contact Energy, Ltd.	90,000	442,069
Infratil, Ltd.	220,777	438,146
Mighty River Power, Ltd.	150,000	300,776

		1,180,991

ENGINEERING & CONSTRUCTION (0.7%)
Opus International Consultants, Ltd.	95,418	160,878

HEALTHCARE-PRODUCTS (1.3%)
Ebos Group, Ltd.	34,142	276,766

HEALTHCARE-SERVICES (11.4%)
Abano Healthcare Group, Ltd.	60,412	343,739
Acurity Health Group, Ltd.	49,070	232,927
Metlifecare, Ltd.	172,032	610,590
Ryman Healthcare, Ltd.	180,000	1,344,606

		2,531,862

HOME FURNISHINGS (3.0%)
Scott Technology, Ltd.	497,396	664,796

MEDIA (4.1%)
Sky Network Television, Ltd.	159,745	921,995

OIL & GAS (5.4%)
New Zealand Oil & Gas, Ltd.	999,993	668,703
New Zealand Refining Co.,
Ltd./The	335,157	543,152

		1,211,855

REITS (3.1%)
Vital Healthcare Property Trust	591,347	683,182

RETAIL (5.9%)
Briscoe Group, Ltd.	183,520	377,073
Colonial Motor Co., Ltd.	199,565	929,732

		1,306,805

TELECOMMUNICATIONS (2.9%)
TeamTalk, Ltd.	415,473	651,602

See accompanying notes to financial statements.

3

COMMONWEALTH
INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

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Commonwealth Australia/New Zealand Fund

	Shares	Value

NEW ZEALAND (77.9%) - Continued
COMMON STOCKS (72.2%) - Continued
TRANSPORTATION (5.4%)
Freightways, Ltd.	173,540	$748,675
Mainfreight, Ltd.	40,000	462,261

		1,210,936

TOTAL COMMON STOCKS (Cost $10,808,062)		16,073,721

PREFERRED STOCKS (3.1%)
INVESTMENT COMPANIES (3.1%)
ASB Capital, Ltd., 3.68%(4)(5)	954,218	691,576

TOTAL PREFERRED STOCKS (Cost $686,799)		691,576

	Principal

CORPORATE BONDS (2.6%)
Credit Agricole SA, 5.04%, 12/29/49(4)(5)(6)	NZ$890,000	570,215

TOTAL CORPORATE BONDS (Cost $463,604)		570,215

TOTAL NEW ZEALAND (Cost $11,958,465)		17,335,512

SHORT-TERM INVESTMENTS (0.1%)
Federated Government Obligations Fund, 0.01%(7)	32,467	32,467

TOTAL SHORT-TERM INVESTMENTS (Cost $32,467)		32,467

TOTAL INVESTMENTS (97.3%) (Cost $15,897,719)		21,668,867
OTHER ASSETS IN EXCESS OF LIABILITIES (2.7%)		597,208

NET ASSETS (100.0%)		$22,266,075

(1)	Security is being fair valued in accordance with the Trust’s fair valuation policies.
(2)	Non-income producing.
(3)	Affiliated Investment. See Note 5 of the Financial Statements.
(4)	Callable.
(5)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2014.
(6)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(7)	Rate disclosed is the seven day yield as of April 30, 2014.

See accompanying notes to financial statements.

4

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

Africa Fund

	Shares	Value

COMMON STOCKS (66.7%)
EGYPT (3.1%)
Global Telecom Holding GDR(1)	20,000	$74,360

GUERNSEY (0.2%)
Agriterra, Ltd.(1)	210,000	5,070

SOUTH AFRICA (61.2%)
African Bank Investments, Ltd.	18,666	22,125
Anglo American Platinum, Ltd.(1)	800	38,021
AngloGold Ashanti, Ltd. ADR(1)	1,000	18,100
Astral Foods, Ltd.	4,000	36,310
Barloworld, Ltd.	4,300	46,844
Bidvest Group, Ltd.	2,134	58,520
Capitec Bank Holdings, Ltd.	2,850	61,624
Clientele, Ltd.	50,000	68,438
Combined Motor Holdings, Ltd.	15,000	18,179
Compu-Clearing Outsourcing, Ltd.	20,000	7,794
Coronation Fund Managers, Ltd.	6,500	62,705
Discovery Holdings, Ltd.	9,000	78,019
Eqstra Holdings, Ltd.	25,000	17,347
FirstRand, Ltd.	14,300	52,549
Gold Fields, Ltd. ADR	5,000	21,150
Grindrod, Ltd.	35,000	82,838
Howden Africa Holdings, Ltd.	11,000	50,188
Imperial Holdings, Ltd. ADR	1,200	22,296
Invicta Holdings, Ltd.	4,000	45,589
ISA Holdings, Ltd.	103,000	7,343
Mediclinic International, Ltd.	4,000	27,945
MTN Group, Ltd. ADR	2,600	52,702
Naspers, Ltd. N Shares	400	37,717
Nedbank Group, Ltd.	3,000	64,203
Pinnacle Technology Holdings, Ltd.	20,700	25,579
PSG Group, Ltd.	10,400	102,987
RCL Foods, Ltd.(1)	27,559	40,341
Sasol, Ltd. ADR	1,600	88,656
Shoprite Holdings, Ltd. ADR	1,800	30,366
Sovereign Food Investments, Ltd.	30,000	16,026
Standard Bank Group, Ltd. ADR	4,800	63,312
Steinhoff International Holdings, Ltd.	13,222	68,633
Wilson Bayly Holmes-Ovcon, Ltd.	3,000	38,776

		1,473,222

UNITED KINGDOM (2.2%)
SABMiller PLC ADR	500	27,260
Tullow Oil PLC ADR	3,500	25,760

		53,020

TOTAL COMMON STOCKS (Cost $1,507,636)		1,605,672

EXCHANGE TRADED FUNDS (29.2%)
Global X Nigeria Index ETF	7,700	115,500
iShares MSCI South Africa Index Fund	3,700	248,122
Market Vectors Africa Index ETF	10,340	338,873

TOTAL EXCHANGE TRADED FUNDS (Cost $656,126)		702,495

	Principal

SOVEREIGN BONDS (0.8%)
SOUTH AFRICA (0.8%)
South Africa Government Bond,
8.00%, 12/21/18(2)	R200,000	19,169

TOTAL SOVEREIGN BONDS (Cost $26,506)		19,169

	Shares

SHORT-TERM INVESTMENTS (2.9%)
Federated Government Obligations Fund, 0.01%(3)	69,033	69,033

TOTAL SHORT-TERM INVESTMENTS (Cost $69,033)		69,033

TOTAL INVESTMENTS (99.6%) (Cost $2,259,301)		2,396,369
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		9,735
NET ASSETS (100.0%)		$2,406,104

(1)	Non-income producing.
(2)	Principal amount shown in South African Rand; value shown in U.S. Dollars.
(3)	Rate disclosed is the seven day yield as of April 30, 2014.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying notes to financial statements.

5

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

COMMON STOCKS (92.1%)
AUTO MANUFACTURERS (3.2%)
Toyota Motor Corp. ADR	1,300	$140,946

AUTO PARTS & EQUIPMENT (6.3%)
NGK Spark Plug Co., Ltd.	6,000	137,368
Sumitomo Rubber Industries, Ltd.	10,000	138,978

		276,346

BANKS (2.1%)
Mizuho Financial Group, Inc.	30,000	58,758
Nishi-Nippon City Bank, Ltd.	15,000	34,119

		92,877

BEVERAGES (3.2%)
Coca-Cola West Co., Ltd.	4,000	69,616
Kirin Holdings Co., Ltd.	5,000	69,250

		138,866

CHEMICALS (1.1%)
JSR Corp.	3,000	49,160

COMPUTERS (2.1%)
INES Corp.	5,000	32,852
Otsuka Corp.	500	59,190
		92,042

COSMETICS/PERSONAL CARE (2.5%)
Unicharm Corp.	2,000	108,456

DISTRIBUTION/WHOLESALE (3.3%)
Marubeni Corp.	16,000	106,919
Yamae Hisano Co., Ltd.	4,000	35,843

		142,762

DIVERSIFIED FINANCIAL SERVICES (0.8%)
Kyushu Leasing Service Co., Ltd.	13,000	35,096

ELECTRIC (1.5%)
Tohoku Electric Power Co., Inc.	7,000	66,617

ELECTRONICS (4.2%)
Hamamatsu Photonics K.K.	1,500	67,587
Hoya Corp.	4,000	118,309

		185,896

ENGINEERING & CONSTRUCTION (4.3%)
Kajima Corp.	33,000	125,648
Taihei Dengyo Kaisha, Ltd.	6,000	39,395
Takada Corp.	6,000	21,597

		186,640

ENTERTAINMENT (1.8%)
Sankyo Co., Ltd.	2,000	79,982

FOOD (1.0%)
Maxvalu Kyushu Co., Ltd.	3,000	43,606

HAND/MACHINE TOOLS (2.7%)
Meidensha Corp.	28,000	115,916

HEALTHCARE-PRODUCTS (7.3%)
Asahi Intecc Co., Ltd.	6,000	219,597
Terumo Corp.	5,000	99,228

		318,825

INSURANCE (5.1%)
Dai-ichi Life Insurance Co., Ltd.	11,000	152,424
T & D Holdings, Inc.	6,000	71,618

		224,042

LEISURE TIME (1.8%)
Shimano, Inc.	800	79,969

MACHINERY-DIVERSIFIED (4.3%)
Fanuc Corp.	700	126,305
Torishima Pump Manufacturing Co., Ltd.	5,000	61,308

		187,613

REAL ESTATE (5.6%)
Mitsui Fudosan Co., Ltd.	3,000	88,805
Sumitomo Realty & Development
Co., Ltd.	4,000	155,198

		244,003

REITS (1.8%)
Fukuoka REIT Corp.	50	80,464

RETAIL (2.6%)
Sugi Holdings Co., Ltd.	2,500	112,449

TRANSPORTATION (23.5%)
Daiichi Koutsu Sangyo Co., Ltd.	2,500	24,260
East Japan Railway Co.	1,500	109,448
Hankyu Hanshin Holdings, Inc.	22,000	120,573
Kawasaki Kisen Kaisha, Ltd.	30,000	60,238
Keikyu Corp.	13,000	107,907
Keio Corp.	18,000	127,397
Kintetsu World Express, Inc.	2,000	79,374
Mitsui OSK Lines, Ltd.	18,000	60,049
Nippon Express Co., Ltd.	15,000	70,910
Nishi-Nippon Railroad Co., Ltd.	10,000	38,459
Tobu Railway Co., Ltd.	18,000	88,038
Yamato Holdings Co., Ltd.	7,000	144,047

		1,030,700

TOTAL COMMON STOCKS (Cost $2,905,971)		4,033,273

See accompanying notes to financial statements.

6

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

Commonwealth Japan Fund

	Shares	Value

EXCHANGE TRADED FUNDS (2.8%)
iShares MSCI Japan Index Fund	11,000	$121,880

TOTAL EXCHANGE TRADED FUNDS (Cost $122,210)		121,880

SHORT-TERM INVESTMENTS (8.6%)
Federated Government Obligations Fund, 0.01%(1)	376,449	376,449

TOTAL SHORT-TERM INVESTMENTS (Cost $376,449)		376,449

TOTAL INVESTMENTS (103.5%) (Cost $3,404,630)		4,531,602
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.5%)		(153,864)

NET ASSETS (100.0%)		$4,377,738

(1)	Rate disclosed is the seven day yield as of April 30, 2014.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trusts

See accompanying notes to financial statements.

7

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

Commonwealth Global Fund

	Shares	Value

COMMON STOCKS (92.0%)
BRAZIL (1.7%)
Vale SA ADR	22,000	$290,840

CANADA (1.5%)
InterOil Corp.(1)	4,000	252,840

CHILE (0.7%)
Cia Cervecerias Unidas SA ADR	5,000	117,850

FRANCE (3.8%)
Arkema SA ADR	4,130	458,058
Total SA ADR	2,500	178,100

		636,158

GERMANY (2.3%)
Siemens AG ADR	3,000	395,490

GUERNSEY (2.8%)
Amdocs, Ltd.	10,000	465,300

INDIA (1.4%)
HDFC Bank, Ltd. ADR	6,000	240,300

ISRAEL (4.3%)
NICE Systems, Ltd. ADR	10,000	432,000
Teva Pharmaceutical Industries, Ltd. ADR	6,000	293,160

		725,160

JAPAN (2.3%)
Nidec Corp. ADR	28,000	395,080

MEXICO (2.9%)
Grupo Televisa SA ADR	15,000	492,150

NETHERLANDS (2.3%)
Unilever NV	9,000	385,380

SINGAPORE (1.6%)
DBS Group Holdings, Ltd. ADR	5,000	270,235

SOUTH AFRICA (1.0%)
Shoprite Holdings, Ltd. ADR	10,000	168,700

SOUTH KOREA (2.1%)
POSCO ADR	4,800	353,280

SPAIN (2.0%)
Banco Santander SA ADR	34,203	340,662

SWITZERLAND (10.4%)
Nestle SA ADR	7,750	598,145
Pentair, Ltd.	7,760	576,490
Roche Holding AG ADR	16,000	586,400

		1,761,035

UNITED KINGDOM (11.3%)
BG Group PLC ADR	10,000	203,600
British Sky Broadcasting Group PLC ADR	4,000	240,440
Centrica PLC ADR	14,000	314,440
Diageo PLC ADR	2,000	245,560
InterContinental Hotels Group PLC ADR	9,333	321,242
Old Mutual PLC ADR	13,125	356,803
Vodafone Group PLC ADR	6,295	238,958

		1,921,043

UNITED STATES (37.6%)
AGCO Corp.	5,000	278,500
Amazon.com, Inc.(1)	600	182,478
C.H. Robinson Worldwide, Inc.	4,000	235,600
Calpine Corp.(1)	10,000	229,300
Cloud Peak Energy, Inc.(1)	5,000	98,450
Conmed Corp.	12,720	589,318
DENTSPLY International, Inc.	8,700	388,281
eBay, Inc.(1)	4,000	207,320
Huntington Bancshares, Inc.	20,000	183,200
Integrated Silicon Solution, Inc.(1)	22,000	318,120
ITC Holdings Corp.	6,000	221,820
J.C. Penney Co., Inc.(1)	22,000	187,440
Johnson Controls, Inc.	6,000	270,840
KVH Industries, Inc.(1)	30,000	405,300
LifePoint Hospitals, Inc.(1)	4,500	251,640
Miller Industries, Inc.	14,000	271,180
National Oilwell Varco, Inc.	3,000	235,590
New York Community Bancorp, Inc.	10,000	154,100
Norfolk Southern Corp.	4,000	378,120
Northwest Natural Gas Co.	5,000	221,350
Starwood Hotels & Resorts Worldwide, Inc.	5,000	383,250
Ultra Petroleum Corp.(1)	10,000	298,000
Verizon Communications, Inc.	4,071	190,238
Wells Fargo & Co.	4,000	198,560

		6,377,995

TOTAL COMMON STOCKS (Cost $10,386,623)		15,589,498

PREFERRED STOCKS (3.7%)
UNITED STATES (3.7%)
HSBC USA, Inc., Series F, 3.50%,
Callable 5/30/14(2)(3)	18,000	401,760

See accompanying notes to financial statements.

8

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

Commonwealth Global Fund

	Shares	Value

PREFERRED STOCKS (3.7%) - Continued
HSBC USA, Inc., Series G, 4.00%,
Callable 5/30/14(2)(3)	10,000	$226,500

TOTAL PREFERRED STOCKS (Cost $467,195)		628,260

	Contracts

CALL OPTIONS (0.3%)
UNITED STATES (0.3%)
iShares MSCI Emerging Markets ETF,
Strike Price: $40.00, Expiration 3/20/2015(1)	75	26,250
iShares MSCI Japan ETF,
Strike Price: $11.00, Expiration 1/17/2015(1)	180	10,620
iShares Russell 2000 ETF,
Strike Price: $108.00, Expiration 1/17/2015(1)	20	17,060

TOTAL CALL OPTIONS (Premium $57,095)		53,930

SHORT-TERM INVESTMENTS (6.4%)
Federated Government Obligations Fund, 0.01%(4)	1,090,048	1,090,048

TOTAL SHORT-TERM INVESTMENTS (Cost $1,090,048)		1,090,048

TOTAL INVESTMENTS (102.4%) (Cost $12,000,961)		17,361,736
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.4%)		(412,215)

NET ASSETS (100.0%)		$16,949,521

(1)	Non-income producing.
(2)	Callable.
(3)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2014.
(4)	Rate disclosed is the seven day yield as of April 30, 2014.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying notes to financial statements.

9

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (96.2%)
BANKS (1.2%)
Lloyds Banking Group PLC ADR(1)	21,000	$108,570

BUILDING MATERIALS (10.3%)
Cemex SAB de CV ADR(1)	25,582	323,355
CRH PLC ADR	3,000	87,840
James Hardie Industries NV - ADR	5,000	320,700
Lafarge SA ADR	5,000	114,250
PPC, Ltd. ADR	12,500	73,375

		919,520

ENGINEERING & CONSTRUCTION (2.6%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	158,925
Kajima Corp. ADR	2,000	76,163

		235,088

HOME BUILDERS (4.1%)
China Housing & Land Development, Inc.(1)	30,458	68,531
MDC Holdings, Inc.	5,000	138,000
Toll Brothers, Inc.(1)	4,500	154,080

		360,611

LODGING (11.3%)
Home Inns & Hotels Management, Inc. ADR(1)	8,500	241,570
InterContinental Hotels Group PLC ADR	5,866	201,908
Marriott International, Inc., Class A	5,035	291,677
Ryman Hospitality Properties	5,924	269,838

		1,004,993

REAL ESTATE (7.3%)
Alto Palermo SA ADR	11,500	225,285
Gafisa SA ADR	12,000	39,720
IRSA Inversiones y Representaciones SA ADR	6,000	79,740
WP Carey & Co., LLC	5,000	307,400

		652,145

REITS - APARTMENTS (9.7%)
AvalonBay Communities, Inc.	1,347	183,933
Boardwalk Real Estate Investment Trust	1,500	84,540
Campus Crest Communities, Inc.	11,000	94,710
Equity Residential	5,700	338,808
Essex Property Trust, Inc.	900	155,934

		857,925

REITS - DIVERSIFIED (4.3%)
Vornado Realty Trust	2,307	236,698
Washington Real Estate Investment Trust	6,000	146,760

		383,458

REITS - HEALTH CARE (2.7%)
HCP, Inc.	2,000	83,720
Health Care REIT, Inc.	2,500	157,725

		241,445

REITS - HOTELS (9.7%)
Host Hotels & Resorts, Inc.	15,317	328,550
LaSalle Hotel Properties	11,000	363,880
Pebblebrook Hotel Trust	5,000	172,200

		864,630

REITS - OFFICE PROPERTY (11.8%)
Alexandria Real Estate Equities, Inc.	2,000	147,640
BioMed Realty Trust, Inc.	6,000	125,400
Boston Properties, Inc.	2,500	292,850
Douglas Emmett, Inc.	6,000	165,600
SL Green Realty Corp.	3,000	314,130

		1,045,620

REITS - REGIONAL MALLS (2.2%)
Simon Property Group, Inc.	500	86,600
Tanger Factory Outlet Centers, Inc.	3,000	107,040

		193,640

REITS - SHOPPING CENTERS (2.4%)
Acadia Realty Trust	4,985	135,243
Westfield Group ADR	4,000	81,760

		217,003

REITS - SINGLE TENANT (1.5%)
National Retail Properties, Inc.	4,000	136,520

REITS - STORAGE (3.8%)
Extra Space Storage, Inc.	6,400	334,912

REITS - WAREHOUSE/INDUSTRIES (2.1%)
EastGroup Properties, Inc.	3,000	189,750

RETAIL (3.2%)
Kingfisher PLC ADR	20,000	284,000

SAVINGS & LOANS (1.6%)
Harleysville Savings Financial Corp.	8,675	146,608

See accompanying notes to financial statements.

10

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

SCHEDULES OF INVESTMENTS – April 30, 2014 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value

COMMON STOCKS (96.2%) - Continued
TELECOMMUNICATIONS (4.4%)
American Tower Corp., Class A	2,500	$208,800
SBA Communications Corp., Class A(1)	2,000	179,520

		388,320

TOTAL COMMON STOCKS (Cost $6,151,796)		8,564,758

EXCHANGE TRADED FUNDS (1.9%)
Guggenheim China Real Estate ETF	8,500	165,835

TOTAL EXCHANGE TRADED FUNDS (Cost $144,153)		165,835

SHORT-TERM INVESTMENTS (1.9%)
Federated Government Obligations Fund, 0.01%(2)	172,214	172,214

TOTAL SHORT-TERM INVESTMENTS (Cost $172,214)		172,214

TOTAL INVESTMENTS (100.0%) (Cost $6,468,163)		8,902,807
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)		(4,151)

NET ASSETS (100.0%)		$8,898,656

(1)	Non-income producing.
(2)	Rate disclosed is the seven day yield as of April 30, 2014.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

See accompanying notes to financial statements.

11

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2014 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

ASSETS:
Investments in unaffiliated issuers, at value (Cost $15,056,206, $2,259,301, $3,404,630, $12,000,961 and $6,468,163)	$21,316,502	$2,396,369	$4,531,602	$17,361,736	$8,902,807
Investments in affiliated issuers, at value (Cost $841,513, $0, $0, $0 and $0)	352,365	—	—	—	—

Total Investments, at value (Cost $15,897,719, $2,259,301, $3,404,630, $12,000,961 and $6,468,163)	21,668,867	2,396,369	4,531,602	17,361,736	8,902,807
Foreign currency, at value (Cost $759,455, $255, $85,065, $0 and $0)	765,519	253	84,514	—	—
Interest and dividends receivable	17,127	757	26,263	91,277	17,531
Receivable for shares of beneficial interest issued	—	—	308	40	400
Due from adviser	—	3,875	2,548	—	—
Prepaid expenses	19,904	14,154	13,971	19,589	15,786

Total Assets	22,471,417	2,415,408	4,659,206	17,472,642	8,936,524

LIABILITIES:
Payable for investments purchased	128,392	—	262,598	234,369	—
Payable for options written (Premiums received $0, $0, $0, $126,509 and $0)	—	—	—	217,420	—
Accrued expenses and other payables:
Management fees	13,476	—	2,548	10,383	5,409
Administration	11,349	1,348	1,940	9,202	4,813
Distribution	9,143	950	1,726	20,355	9,230
Accounting and transfer agent	11,960	4,879	7,101	7,339	5,162
Trustee	8,292	859	1,551	6,239	3,223
Compliance	3,976	460	682	3,174	1,660
Custodian	1,923	293	422	734	413
Other	16,831	515	2,900	13,906	7,958

Total Liabilities	205,342	9,304	281,468	523,121	37,868

NET ASSETS	$22,266,075	$2,406,104	$4,377,738	$16,949,521	$8,898,656

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:(a)
(1,702,942, 230,340, 1,489,881, 975,275 and 660,778, shares of beneficial interest outstanding, respectively.)	$13.08	$10.45	$2.94	$17.38	$13.47

NET ASSETS CONSIST OF:
Paid-in-beneficial interest	$15,447,990	$2,303,014	$4,137,068	$10,824,556	$7,113,658
Undistributed net investment income (distributions in excess of net investment income)	63,573	(3,401)	(159,006)	(103,951)	(87,940)
Accumulated net realized gains (losses) from investments, written options and foreign currency transactions	978,391	(30,586)	(726,692)	959,052	(561,706)
Net unrealized appreciation on investments, written options and foreign currency translations	5,776,121	137,077	1,126,368	5,269,864	2,434,644

NET ASSETS	$22,266,075	$2,406,104	$4,377,738	$16,949,521	$8,898,656

(a)

Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to the Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

12

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

STATEMENTS OF OPERATIONS – For the six months ended April 30, 2014 (Unaudited)

	Commonwealth				Commonwealth
	Australia/New		Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

INVESTMENT INCOME:
Interest income	$20,412	$852	$9	$50	$4
Dividend income, unaffiliated issuers	481,531	27,382	36,250	251,449	121,642
Foreign tax withholding	(59,548)	(2,388)	(4,882)	(17,678)	(2,752)

Total Investment Income	442,395	25,846	31,377	233,821	118,894

EXPENSES:
Management fees (Note 4)	81,761	13,163	15,878	60,237	31,289
Legal fees	21,752	2,094	4,122	19,577	8,268
Administration fees	73,734	7,277	14,137	54,999	28,585
Accounting and transfer agent fees	39,130	17,925	24,611	23,256	16,821
Distribution fees	27,254	2,632	5,293	20,079	10,430
Custodian fees	5,153	930	1,078	2,537	1,176
Miscellaneous fees	4,458	1,023	1,596	3,237	1,783
Audit fees	13,829	38	3,165	11,077	6,603
Trustee fees and expenses	16,209	1,678	3,291	12,851	6,633
Consulting services fees	215	20	38	147	75
Compliance fees	22,214	2,193	4,198	16,460	8,553
Insurance fees	10,068	820	1,802	6,357	3,398
State registration and filing fees	9,111	8,844	8,872	9,903	9,007
Printing and postage fees	6,899	908	1,625	6,610	3,379
Interest expense	373	—	—	—	—

Total Expenses	332,160	59,545	89,706	247,327	136,000

Waiver of fees and reimbursement of expenses (Note 4)	—	(38,484)	(15,878)	—	—

Net expenses	332,160	21,061	73,828	247,327	136,000

Net Investment Income (Loss)	110,235	4,785	(42,451)	(13,506)	(17,106)

REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTION CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS:
Net realized gain (loss) on investments, unaffiliated issuers	989,478	(16,894)	42,201	947,626	182,898
Net realized gain from option contracts	—	—	—	11,511	31,874
Net realized loss on foreign currency transactions	(9,166)	(6,604)	(2,921)	—	—
Net change in unrealized appreciation/depreciation on:
Investments, unaffiliated issuers	(542,828)	84,765	(181,845)	143,799	403,669
Investments, affiliated issuers	(70,135)	—	—	—	—
Option contracts	—	—	—	(103,274)	(739)
Foreign currency translations	9,273	1,329	(615)	—	—

Net realized/unrealized gain (loss) from investments, option contracts and foreign currency translations	376,622	62,596	(143,180)	999,662	617,702

Net Increase (Decrease) In Net Assets
Resulting From Operations	$486,857	$67,381	$(185,631)	$986,156	$600,596

See accompanying notes to financial statements.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth
	Australia/New Zealand Fund		Africa Fund

	Six Months Ended		Six Months Ended
	April 30, 2014	Year Ended	April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

OPERATIONS:
Net investment income (loss)	$110,235	$381,412	$4,785	$41,173
Net realized gain (loss) from investments	989,478	622,218	(16,894)	(7,088)
Net realized gain (loss) from option contracts	—	—	—	—
Net realized gain from rights	—	4,491	—	—
Net realized gain (loss) from foreign currency transactions	(9,166)	(30,983)	(6,604)	1,740
Net change in unrealized appreciation (depreciation) on investments, option contracts, rights and foreign currency translations	(603,690)	1,609,781	86,094	20,664

Change in net assets resulting from operations	486,857	2,586,919	67,381	56,489

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(386,365)	(310,746)	(36,100)	(23,882)
Net realized gains	(409,419)	—	—	—

Change in net assets from distributions	(795,784)	(310,746)	(36,100)	(23,882)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,343,029	5,593,414	413,096	1,010,351
Dividends reinvested	749,628	293,827	35,995	23,784
Cost of shares redeemed	(3,284,050)	(6,744,671)	(173,042)	(324,033)
Redemption fees	40	259	16	10

Change in net assets resulting from shares of beneficial interest transactions	(1,191,353)	(857,171)	276,065	710,112

Change in net assets	(1,500,280)	1,419,002	307,346	742,719
NET ASSETS:
Beginning of period	23,766,355	22,347,353	2,098,758	1,356,039

End of period	$22,266,075	$23,766,355	$2,406,104	$2,098,758

Undistributed net investment income (distributions in excess of net investment income)	$63,573	$339,703	$(3,401)	$27,914

SHARE TRANSACTIONS:
Issued	106,667	441,193	41,850	99,797
Reinvested	62,365	23,811	3,669	2,267
Redeemed	(259,749)	(525,991)	(17,416)	(32,362)

Change in shares	(90,717)	(60,987)	28,103	69,702

See accompanying notes to financial statements.

14

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth		Commonwealth		Commonwealth
Japan Fund		Global Fund		Real Estate Securities Fund

Six Months Ended		Six Months Ended		Six Months Ended
April 30, 2014	Year Ended	April 30, 2014	Year Ended	April 30, 2014	Year Ended
(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013	(Unaudited)	October 31, 2013

$(42,451)	$(131,308)	$(13,506)	$(119,445)	$(17,106)	$(15,338)
42,201	38,711	947,626	584,130	182,898	25,646
—	(12,976)	11,511	34,753	31,874	43,426
—	—	—	—	—	—
(2,921)	(17,147)	—	—	—	—

(182,460)	897,776	40,525	2,225,380	402,930	832,470

(185,631)	775,056	986,156	2,724,818	600,596	886,204

—	—	—	—	—	—
—	—	(598,622)	—	—	—

—	—	(598,622)	—	—	—

524,979	2,350,149	670,937	1,226,946	325,508	891,528
—	—	577,724	—	—	—
(405,669)	(2,698,114)	(645,702)	(1,304,026)	(389,359)	(1,239,436)
10	3	—	4	—	26

119,320	(347,962)	602,959	(77,076)	(63,851)	(347,882)

(66,311)	427,094	990,493	2,647,742	536,745	538,322

4,444,049	4,016,955	15,959,028	13,311,286	8,361,911	7,823,589

$4,377,738	$4,444,049	$16,949,521	$15,959,028	$8,898,656	$8,361,911

$(159,006)	$(116,555)	$(103,951)	$(90,445)	$(87,940)	$(70,834)

176,116	824,264	39,649	80,691	25,463	74,384
—	—	35,184	—	—	—
(130,806)	(961,246)	(38,302)	(84,299)	(30,849)	(102,417)

45,310	(136,982)	36,531	(3,608)	(5,386)	(28,033)

See accompanying notes to financial statements.

15

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

FINANCIAL HIGHLIGHTS

Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	4/30/14		ended	ended	ended	ended	ended
	(Unaudited)		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net Asset Value, Beginning of Period	$13.25		$12.05	$10.76	$10.74	$9.84	$10.87

Change in net assets from operations:
Net investment income	0.07		0.21	0.14	0.12	0.08	0.08 (a)
Net realized and unrealized gain from investments	0.22		1.15	1.27	0.07 (b)	0.82	1.95

Total from investment activities	0.29		1.36	1.41	0.19	0.90	2.03

Distributions
Net investment income	(0.22)		(0.16)	(0.12)	(0.17)	—	(1.80)
Net realized gains	(0.24)		—	—	—	—	(1.26)

Total distributions	(0.46)		(0.16)	(0.12)	(0.17)	—	(3.06)

Redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)	— (c)

Net Asset Value, End of Period	$13.08		$13.25	$12.05	$10.76	$10.74	$9.84

Total return	0.02	%(d)	11.40%	13.31%	1.85%	9.15%	29.09%

Net assets at end of period (000’s)	$22,266		$23,766	$22,347	$21,412	$24,975	$28,975
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.05	%(e)	3.17%	3.32%	3.08%	3.24%	3.59%
Ratio of net investment income to average net assets	1.01	%(e)	1.59%	1.26%	1.20%	1.05%	0.95%
Portfolio turnover rate	6	%(d)	18%	8%	22%	12%	34%

(a)	Calculated using the average shares method.
(b)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

FINANCIAL HIGHLIGHTS

Africa Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six
	months ended		For the year		For the period
	4/30/14		ended		ended
	(Unaudited)		10/31/13		10/31/12(a)

Net Asset Value, Beginning of Period	$10.38		$10.23		$10.00

Change in net assets from operations:
Net investment income	0.03		0.22		0.08
Net realized and unrealized gain from investments	0.22		0.09		0.15

Total from investment activities	0.25		0.31		0.23

Distributions
Net investment income	(0.18)		(0.16)		—

Total distributions	(0.18)		(0.16)		—

Redemption fees	—	(b)	—	(b)	—

Net Asset Value, End of Period	$10.45		$10.38		$10.23

Total return	0.02	%(c)	3.02%		2.30	%(c)
Net assets at end of period (000’s)	$2,406		$2,099		$1,356
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.00	%(e)(g)	0.00	%(d)	0.70	%(e)(f)
Ratio of gross expenses before reimbursement	5.65	%(e)	6.13%		8.32	%(e)
Ratio of net investment income to average net assets	0.45	%(e)	2.28%		1.32	%(e)
Portfolio turnover rate	4	%(c)	7%		—	%(c)

(a)	Reflects operations for the period from November 7, 2011 (inception date) to October 31, 2012.
(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	The ratio of net expenses are the combined result of $22,542 in contractual waivers representing (1.25)% and $88,266 in voluntary reimbursements representing (4.88)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.
(e)	Annualized for periods less than one year.
(f)	The ratio of net expenses are the combined result of $9,801 in contractual waivers representing (1.25)% and $49,962 in voluntary reimbursements representing (6.37)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.
(g)	The ratio of net expenses are the combined result of $13,163 in contractual waivers representing (1.25)% and $25,321 in voluntary reimbursements representing (2.40)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

See accompanying notes to financial statements.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

FINANCIAL HIGHLIGHTS

Commonwealth Japan Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	4/30/14		ended	ended	ended	ended	ended
	(Unaudited)		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net Asset Value, Beginning of Period	$3.08		$2.54	$2.70	$2.80	$2.69	$2.47

Change in net assets from operations:
Net investment loss	(0.03)		(0.10)	(0.07)	(0.09)	(0.07)	(0.06) (a)
Net realized and unrealized gain (loss) from investments	(0.11)		0.64	(0.09)	(0.01) (b)	0.18	0.28

Total from investment activities	(0.14)		0.54	(0.16)	(0.10)	0.11	0.22

Redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)	— (c)

Net Asset Value, End of Period	$2.94		$3.08	$2.54	$2.70	$2.80	$2.69

Total return	(0.05)	%(d)	21.26%	(5.93)%	(3.57)%	4.09%	8.91%

Net assets at end of period (000’s)	$4,378		$4,444	$4,017	$3,794	$4,017	$4,432
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.49	%(e)(f)	4.40%	4.84%	3.91%	4.24%	4.56%
Ratio of gross expenses before reimbursement	4.24	%(e)	4.40%	4.84%	3.91%	4.24%	4.56%
Ratio of net investment loss to average net assets	(2.01)	%(e)	(3.03)%	(3.01)%	(2.52)%	(2.45)%	(2.58)%
Portfolio turnover rate	2	%(d)	23%	20%	62%	10%	30%

(a)	Calculated using the average shares method.
(b)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio of net expenses are the result of $15,878 in voluntary waivers representing (0.75)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

See accompanying notes to financial statements.

18

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

FINANCIAL HIGHLIGHTS

Commonwealth Global Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	4/30/14		ended	ended	ended	ended	ended
	(Unaudited)		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net Asset Value, Beginning of Period	$17.00		$14.13	$15.24	$15.44	$13.40	$11.16

Change in net assets from operations:
Net investment loss	(0.01)		(0.12)	(0.12)	(0.07)	(0.12)	(0.10) (a)
Net realized and unrealized gain (loss) from investments	1.03		2.99	0.54	(0.13) (b)	2.16	2.34

Total from investment activities	1.02		2.87	0.42	(0.20)	2.04	2.24

Distributions
Net realized gains	(0.64)		—	(1.53)	—	—	—

Total distributions	(0.64)		—	(1.53)	—	—	—

Redemption fees	—		— (c)	— (c)	— (c)	— (c)	— (c)

Net Asset Value, End of Period	$17.38		$17.00	$14.13	$15.24	$15.44	$13.40

Total return	0.06	%(d)	20.31%	3.47%	(1.30)%	15.22%	20.07%

Net assets at end of period (000’s)	$16,950		$15,959	$13,311	$13,285	$16,574	$14,953
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.08	%(e)	3.12%	3.31%	3.05%	3.02%	3.40%
Ratio of net investment loss to average net assets	(0.17)	%(e)	(0.81)%	(0.85)%	(0.38)%	(0.85)%	(0.92)%
Portfolio turnover rate	15	%(d)	14%	11%	18%	10%	12%

(a)	Calculated using the average shares method.
(b)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

FINANCIAL HIGHLIGHTS

Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	4/30/14		ended	ended	ended	ended	ended
	(Unaudited)		10/31/13	10/31/12	10/31/11	10/31/10	10/31/09

Net Asset Value, Beginning of Period	$12.55		$11.27	$9.72	$10.09	$8.42	$7.56

Change in net assets from operations:
Net investment loss	(0.02)		(0.02)	(0.13)	(0.16)	(0.09)	(0.01) (a)
Net realized and unrealized gain (loss) from investments	0.94		1.30	1.68	(0.21) (b)	1.76	0.87

Total from investment activities	0.92		1.28	1.55	(0.37)	1.67	0.86

Redemption fees	—		— (c)	— (c)	— (c)	—	—

Net Asset Value, End of Period	$13.47		$12.55	$11.27	$9.72	$10.09	$8.42

Total return	0.07	%(d)	11.36%	15.95%	(3.67)%	19.83%	11.38%

Net assets at end of period (000’s)	$8,899		$8,362	$7,824	$7,294	$9,063	$8,189
Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.26	%(e)	3.33%	3.53%	3.29%	3.22%	3.71%
Ratio of net investment loss to average net assets	(0.41)	%(e)	(0.18)%	(1.20)%	(1.48)%	(0.89)%	(0.11)%
Portfolio turnover rate	6	%(d)	4%	5%	7%	21%	5%

(a)	Calculated using the average shares method.
(b)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(c)	Value is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.

See accompanying notes to financial statements.

20

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited)

Note 1 - Organization

Commonwealth International Series Trust (the “Trust”) was organized as a Massachusetts business trust on May 8, 1986, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund (the “Africa Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”).

Note 2 - Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e. Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of financial statements for the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Valuation of Securities  - Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500 Futures, Tokyo close to New York close. In the Africa Fund, the measure is based on a comparison between the S&P 500 Futures, London close to New York close.

B) Fair Value Measurements  - The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments).

The Funds have adopted Accounting Standards Update No. 2011-04, Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reason for the transfers.

21

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Investments in other open-end registered investment companies are valued at net asset value. Short term investments may be valued using amortized cost which approximates fair value. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds. The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2014:

	Australia/New Zealand Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$—	$20,374,609	$—	$20,374,609
Preferred Stocks*	—	691,576	—	691,576
Corporate Bonds	570,215	—	—	570,215
Short Term Investments	32,467	—	—	32,467

Total	$602,682	$21,066,185	$—	$21,668,867

	Africa Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$1,605,672	$—	$—	$1,605,672
Exchange Traded Funds	702,495	—	—	702,495
Sovereign Bonds	—	19,169	—	19,169
Short Term Investments	69,033	—	—	69,033

Total	$2,377,200	$19,169	$—	$2,396,369

	Japan Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$—	$3,892,327	$—	$3,892,327
Auto Manufacturers	140,946	—	—	140,946
Exchange Traded Funds	121,880	—	—	121,880
Short Term Investments	376,449	—	—	376,449

Total	$639,275	$3,892,327	$—	$4,531,602

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited)(Continued)

	Global Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$15,589,498	$—	$—	$15,589,498
Preferred Stocks*	628,260	—	—	628,260
Call Options	17,060	36,870	—	53,930
Short Term Investments	1,090,048	—	—	1,090,048

Total	$17,324,866	$36,870	$—	$17,361,736

	Real Estate Securities Fund

	Level 1	Level 2	Level 3	Total**

Security Type
Common Stocks*	$8,488,595	$—	$—	$8,488,595
Engineering & Construction	—	76,163	—	76,163
Exchange Traded Funds	165,835	—	—	165,835
Short Term Investments	172,214	—	—	172,214

Total	$8,826,644	$76,163	$—	$8,902,807

*
All sub-categories within Common Stocks and Preferred Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

**	There were no Level 3 securities held as of April 30, 2014.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts, which are shown below at the net unrealized appreciation/depreciation on the investments. Please refer to Note 7 – Financial Instruments with Off-Balance Sheet Risk for additional information.

	Unrealized Appreciation on Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total

Global Fund
Written Options	$(15,376)	$(75,535)	$—	$(90,911)

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. As described in Note 3 – Significant Accounting Policies under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the period ended April 30, 2014, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund, Africa Fund and the Japan Fund were fair valued. On October 31, 2013 conditions were not met requiring securities to be fair valued, however, on April 30, 2014, conditions were met in the Australia/New Zealand and Japan Funds requiring securities to be fair valued and therefore, categorized in Level 2.

The Australia/New Zealand Fund, Africa Fund, and Japan Fund held certain equity or fixed income securities on October 31, 2013 which received a last trade price and were categorized in Level 1. Due to either the absence of trading activity, or the receipt of an evaluated price, these securities were valued at either the last trade price or an evaluated price on April 30, 2014 and categorized in Level 2. The following is a reconciliation of transfers between category levels from October 31, 2013 to April 30, 2014:

	Australia/ New
	Zealand Fund	Africa Fund	Japan Fund

Transfers into Level 1	$—	$—
Transfers out of Level 1	$(18,080,972)	$(19,169)	$(3,857,232)

Net Transfers in (out) of Level 1	$(18,080,972)	$(19,169)	$(3,857,232)

Transfers into Level 2	$18,080,972	$19,169	$3,857,232
Transfers out of Level 2	$—	$—	$—

Net Transfers in (out) of Level 2	$18,080,972	$19,169	$3,857,232

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

C) Currency Translation – For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2011 – 2014 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the period ended April 30, 2014, the Australia/New Zealand Fund, Africa Fund, Japan Fund, Global Fund, and Real Estate Fund had contributions to capital due to redemption fees in the amount of $40, $16, $10, $0 and $0, respectively.

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s inability to be able to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. As of April 30, 2014, the Funds held no foreign currency contracts.

K) Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.

L) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp. as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a monthly fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund other than the Africa Fund for which it receives 1.25% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive the Management Fee of 1.25% for the Africa Fund through February 28, 2015. The Advisor may not terminate this arrangement prior to February 28, 2015 unless the investment advisory agreement is terminated. The Africa Fund has agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Africa Fund’s total fund operating expenses to exceed 3.30%. For the period ended April 30, 2014, the Advisor waived Management Fees in the Africa Fund in the amount of $13,163, which is subject to recoupment, and in the Japan Fund in the amount of $15,878, which is not subject to recoupment. For the period ended April 30, 2014, the Advisor chose to voluntarily reimburse beyond its contractual agreement in the Africa Fund in the amount of $25,321, an amount which is not subject to recoupment. As of April 30, 2014, the Africa Fund has amounts of $9,801, $22,542, and $13,163 eligible for recoupment through October 31, 2015, October 31, 2016, and April 30, 2017, respectively.

Certain officers of the Trust are also officers of FCA.

B) Administration, Fund Accounting and Transfer Agent – UMB Fund Services, Inc. (“UMB”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services UMB receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. An officer of the Trust also is an employee of UMB, but is paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – UMB Distribution Services, LLC, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee. UMB Distribution Services, LLC is an affiliate of UMB.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Fund’s assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Fund and the servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Fund’s shares. These amounts are disclosed on the Statements of Operations under Distribution fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

expenses in connection with the distribution of its shares, the Board of Trustees has currently authorized each Fund to pay out only 0.25% under its Plan. If the Trustees’ intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively &Associates, Inc., but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 – Investments in Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended April 30, 2014 appears below:

							Change in			Realized
	Percentage	Shares	Shares	Value	Cost of	Cost of	Appreciation/	Value	Dividend	Gain
Security Held	of Ownership	10/31/13	4/30/14	10/31/13	Purchases	Sales	Depreciation	4/30/14	Income	(Loss)

Mowbray Collectables Ltd.	8.01%	821,593	1,021,593	$339,305	$83,195	—	$(70,135)	$352,365	$—	$—

Note 6 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2014 were as follows:

	Purchases	Sales

Australia/New Zealand Fund	$1,372,072	$3,371,338
Africa Fund	479,478	82,919
Japan Fund	262,598	84,317
Global Fund	2,683,894	2,331,131
Real Estate Securities Fund	525,158	738,877

Note 7 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

The following is a summary of the Global and Real Estate Securities Funds’ written option activity:

	Global Fund		Real Estate Securities Fund

	Number of	Premiums	Number of	Premiums
Contracts	Contracts	Received	Contracts	Received

Outstanding @ 10/31/2013	150	$99,988	180	$36,689
Options written	709	213,683	—	—
Options expired	—	—	(135)	(26,430)
Options exercised	(107)	(42,925)	—	—
Options closed	(385)	(144,237)	(45)	(10,259)

Outstanding @ 4/30/2014	367	$126,509	—	$—

At April 30, 2014, the Global Fund had the following outstanding written options:

						Unrealized
		Expiration	Exercise	Number of		Appreciation/
Contracts	Type	Date	Price	Contracts	Value	(Depreciation)

Interoil Corp.	Call	6/21/2014	$60.00	40	$23,000	$(1,605)
National Oilwell Varco, Inc.	Call	1/17/2015	80.00	30	13,800	6,090
Starwood Hotels and Resorts	Call	1/17/2015	66.85	50	61,250	(23,852)
Teva Pharmaceutical Industries, Ltd. ADR	Call	1/17/2015	42.50	60	48,900	(33,420)
Total SA ADR	Call	1/17/2015	57.50	17	26,010	(20,094)
Ultra Petroleum Corp.	Call	1/17/2015	22.00	50	43,500	(31,590)
Vale SA ADR	Call	6/21/2014	16.00	120	960	13,560

Total				367	$217,420	$(90,911)

Note 8 – Derivatives

The Funds’ use of derivatives for the period ended April 30, 2014 was limited to options and foreign exchange contracts. The derivative instruments outstanding as of April 30, 2014, as disclosed in the Statements of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

	Statements of Assets and Liabilities		Statements of Operations

	Location of			Amount of	Amount of
Fund/Financial	Asset/Liability		Location of Gain (Loss) on	Realized	Unrealized
Instrument Type	Derivatives	Value	Derivatives Recognized	Gain (Loss)	Gain (Loss)

Global Fund	Investments, at value		Net realized gain from option
Equity Contracts	(Purchase options)	$53,930	contracts	$11,511	$—
	Payable for options		Net change in unrealized
	written (Written		appreciation/(depreciation)
	options)	(217,420)	on option contracts	—	(103,274)
Real Estate Securities Fund			Net realized gain from option
Equity Contracts			contracts	31,874	—
			Net change in unrealized
			appreciation/(depreciation)
			on option contracts	—	(739)

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of April 30, 2014, the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).

Note 9 – Tax Matters

As of October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/
	New Zealand				Real Estate
	Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Undistributed ordinary income	$386,570	$27,914	$—	$—	$—
Accumulated undistributed long-term capital gains	409,574	—	—	598,544	—

Tax accumulated earnings	796,144	27,914	—	598,544	—
Accumulated capital and other losses	—	(7,088)	(872,142)	(90,445)	(820,788)
Unrealized appreciation on investments	6,335,168	52,303	1,298,432	5,225,374	2,004,451
Unrealized appreciation on options written	—	—	—	3,958	739
Unrealized appreciation (depreciation) on foreign currency translations	(4,300)	(1,320)	11	—	—

Total accumulated earnings	$7,127,012	$71,809	$426,301	$5,737,431	$1,184,402

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

At October 31, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/
	New Zealand				Real Estate
	Fund	Africa Fund	Japan Fund	Global Fund	Securities Fund

Gross unrealized appreciation	$8,167,456	$168,784	$1,411,765	$5,299,371	$2,667,757
Gross unrealized depreciation	(1,832,288)	(116,481)	(113,333)	(73,997)	(663,306)

Net unrealized appreciation	$6,335,168	$52,303	$1,298,432	$5,225,374	$2,004,451

Cost of investments	$16,929,567	$2,028,754	$3,138,290	$10,836,266	$6,415,979

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, partnership adjustments and passive foreign investment companies (“PFICs”).

The tax character of distributions paid during the tax periods ended October 31, 2013 and 2012 were as follows:

	Australia/								Real Estate
	New Zealand Fund		Africa Fund		Japan Fund		Global Fund		Securities Fund

				Period
	Year Ended	Year Ended	Year Ended	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2013	2012	2013	2012	2013	2012	2013	2012	2013	2012

Distributions paid from:
Ordinary Income	$310,746	$231,695	$23,882	$—	$—	$—	$—	$—	$—	$—
Net long-term capital gains	—	—	—	—	—	—	—	1,332,683	—	—

Total distributions paid	$310,746	$231,695	$23,882	$—	$—	$—	$—	$1,332,683	$—	$—

As of October 31, 2013, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Africa Fund		Japan Fund	Real Estate Securities Fund

	Short-term	Long-term	Short-term	Short-term	Long-term

For losses expiring October 31,
2016	$—	$—	$—	$169,716	$—
2017	—	—	765,972	—	—
2018	—	—	—	493,840	—
Non-Expiring	5,905	1,183	—	—	86,398

	$5,905	$1,183	$765,972	$663,556	$86,398

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2013, the Australia/New Zealand Fund, Japan Fund, Global Fund and Real Estate Securities Fund utilized $180,946, $25,735, $20,337 and $70,175, respectively, of their capital loss carryovers.

As of October 31, 2013, the Japan, Global and Real Estate Securities Funds, respectively, had $106,170, $90,445 and $70,834 of qualified late-year ordinary losses, which are deferred until fiscal year 2014 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

Note 10 – Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $3,500,000 for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow to the lesser of 1/3 of the value of its net assets taken at market value, at the time of the borrowing, including the amount borrowed, or 5% of the Fund’s total assets valued at costs, excluding the amount borrowed. Under the terms of the Agreement, any principal balance outstanding would bear interest at the Federal Funds Rate in effect at that time plus 1.50%. Effective August 1, 2013, the agreement includes a commitment fee of 0.10% per annum (computed on the basis of a year of 360 days for the actual number of days elapsed) on the average daily unused portion of the Facility and a non-refundable up-front fee in an amount equal to 0.10% of the Facility.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the period ended April 30, 2014 were as follows:

	Average Principal	Average Interest Rate

Australia/New Zealand Fund	$154,892	1.58%

During the period ended April 30, 2014 the Australia/New Zealand Fund paid $373 in interest on borrowings. There were no borrowings outstanding under the Agreement as of April 30, 2014. It is the Custodian’s policy to utilize the line of credit for draws greater than $50,000.

Note 11 – Contractual Obligations

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown.

Note 12 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries that other funds invested in securities of issuers in a broader region may not be exposed to. The Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

Note 13 – Legal Matters

On October 22, 2010, Edward S. Weisfelner, as Trustee of the LB Creditor Trust (the “Creditor Trustee Plaintiff”), filed a suit in the Supreme Court of the State of New York in the County of New York (the “Creditor Trust Action”) against, among numerous other defendants, the Trust’s custodian (the “Custodian”) as a record holder of shares of Lyondell Chemical Company (“Lyondell”). The action was removed to the United States District Court for the Southern District of New York and then referred to the United States Bankruptcy Court for the Southern District of New York. Among the shares alleged to have been held by the Custodian were 10,000 shares for which the Commonwealth Global Fund (the “Global Fund”) was a beneficial shareholder. On December 19, 2011, the Creditor Trustee Plaintiff filed a Second Amended Complaint in the U.S. Bankruptcy Court, Southern District of NewYork, naming the Global Fund as a defendant. Generally, the Creditor Trustee Plaintiff’s claim alleges that a merger transaction, which closed on December 20, 2007, in which the Global Fund and the other shareholders of Lyondell disposed of their positions in Lyondell caused Lyondell to be insolvent and ultimately resulted in Lyondell filing for bankruptcy protection. Lyondell sought bankruptcy protection in cases filed on January 6, 2009 and April 24, 2009. The Creditor Trustee Plaintiff’s claim further alleges that, under various theories under state law, the transaction constituted a fraudulent transfer. The Creditor Trustee Plaintiff is seeking to set aside and recover the entire amount of the transfer, which is alleged to be approximately $5.9 billion. The Global Fund’s proceeds from the transaction amounted to $479,700. As of this date, the suit has only involved preliminary procedural filings, including Motions to Dismiss the Complaint. To date, the Global Fund has joined in the response with several other defendants in the case seeking to dismiss the claims.

On January 14, 2014, the Bankruptcy Court issued a Decision and Order on Motions to Dismiss which granted, in part, and denied, in part, the Motion to Dismiss. Specifically, the Court denied the Motion to Dismiss as to the Creditor Trustee Plaintiff’s constructive fraudulent transfer claim and granted the Motion as to the Creditor Trustee Plaintiff’s intentional fraudulent transfer claim, but granted the Creditor Trustee Plaintiff the right to re-plead such claim. On April 9, 2014, the Creditor Trustee Plaintiff filed a Third Amended Complaint whereby it re-pled its intentional fraudulent transfer claim against the defendants. The Court held a status conference on May 29, 2014 to discuss the next steps in the action. The defendants advised the Court that they intend to file another motion to dismiss the Third Amended Complaint. That motion to dismiss will be filed on or before July 30, 2014. The Creditor Trustee Plaintiff’s brief in opposition to the motion to dismiss will be filed on or before September 15, 2014 and the defendants’ reply will be filed on or before October 22, 2014. The motion to dismiss shall be deemed filed on behalf of all defendants in the action unless they choose to opt out. The Court will hear oral argument on the motion to dismiss in January 2015. No defendant shall be required to file an answer unless and until the Court orders otherwise. The Global Fund expects to continue participating in the defense of this case, albeit as a direct defendant.

On December 23, 2010, Edward S. Weisfelner, as Trustee of the LB Litigation Trust (the “Litigation Trustee Plaintiff”), filed an adversary complaint (the “Litigation Trust Action”) in the U.S. Bankruptcy Court, Southern District of New York against numerous defendants as record holders of shares of Lyondell. Generally, the Litigation Trust Action is identical to the Creditor Trust Action, with the exception that the Litigation Trustee Plaintiff’s claim for intentional fraudulent transfers are based on federal law, whereas the Creditor Trustee Plaintiff’s claims are based on state law. The Litigation Trustee Plaintiff is seeking to set aside the same transfers sought to be avoided by the Creditor Trustee Plaintiff in the Creditor Trust Action. On April 7, 2011, several defendants filed a Motion to Dismiss the complaint filed by the Litigation Trustee Plaintiff. On April 20, 2011, the Litigation Trustee Plaintiff filed an Amended Complaint in the Litigation Trust Action. The Order entered by the Court on January 14, 2014 also granted the defendants’ Motion to Dismiss the Litigation Trustee Plaintiff’s intentional fraudulent transfer claim, but granted the Litigation Trustee Plaintiff the right to re-plead such claim. On April 9, 2014, the Litigation Trustee Plaintiff filed a Second Amended Complaint whereby it re-pled its intentional fraudulent transfer claim. The defendants also intend to move to dismiss the Second Amended Complaint in the Litigation Trust Action as part of their motion to dismiss the Third Amended Complaint in the Creditor Trust Action.

The Global Fund has not been named as a defendant in the Litigation Trust Action. However, in the Second Amended Complaint, the Litigation Trustee Plaintiff alleges a class under Federal Rule of Civil Procedure 23(a), 23(b)(1)(B) and 23(b)(3) consisting of all persons or entities who directly, or indirectly through one or more mediate transferors, received payments on account of their shares of Lyondell in connection with the merger transaction. On May 8, 2014, the Litigation Trustee Plaintiff filed a Motion for Class Certification (the “Class Certification Motion”), whereby it is seeking to certify a non-opt-out defendant class, or in the alternative, an opt-out class. The defendants intend on opposing the Class Certification Motion and such opposition brief shall be due November 21, 2014. The Litigation Trustee Plaintiff’s reply brief shall be due December 23, 2014 and oral argument on the Class Certification Motion will occur in January 2015. All discovery in the Creditor and Litigation Trust Actions shall be stayed until briefing of the Class Certification Motion has concluded. Discovery shall begin after the completion of all briefing on the Class Certification Motion. The parties shall meet and confer regarding a discovery schedule during the week of January 5, 2015. The parties are in the process of negotiating a Case Management Order to memorialize the aforementioned deadlines and schedules.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

NOTES TO FINANCIAL STATEMENTS – April 30, 2014 (Unaudited) (Continued)

Note 14 – Subsequent Events

Within the financial statements, the Funds are required to recognize the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, on a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuances of these financial statements and has noted no such events.

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

ADDITIONAL INFORMATION - April 30, 2014 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14

Australia/New Zealand Fund	$1,000.00	$1,024.90	$15.31	3.05%
Africa Fund	1,000.00	1,024.90	10.04	2.00%
Japan Fund	1,000.00	954.50	16.91	3.49%
Global Fund	1,000.00	1,062.30	15.75	3.08%
Real Estate Securities Fund	1,000.00	1,073.30	16.76	3.26%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period*
	11/1/13	4/30/14	11/1/13 - 4/30/14	11/1/13 - 4/30/14

Australia/New Zealand Fund	$1,000.00	$1,009.00	$15.20	3.05%
Africa Fund	1,000.00	1,015.10	9.99	2.00%
Japan Fund	1,000.00	1,007.70	17.37	3.49%
Global Fund	1,000.00	1,009.70	15.35	3.08%
Real Estate Securities Fund	1,000.00	1,008.80	16.24	3.26%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

33

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

ADDITIONAL INFORMATION - April 30, 2014 (Unaudited) (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

34

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS - April 30, 2014 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, (the “Africa Fund”) the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to Investment the Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 13-14, 2014, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

Legal Counsel reviewed with the Board a memorandum from Counsel dated February 26, 2014 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements was discussed earlier in yesterday’s GNC meeting, in a pre-meeting prior to yesterday’s GNC meeting, at a special meeting of the GNC held on January 28, 2014, and in preliminary discussions with FCA at the Board’s December 2013 quarterly meeting. Counsel and the Board recapped the discussions that had occurred in these earlier meetings.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. It was noted that in addition to the original request letter to FCA, the GNC had requested supplemental information from FCAin a correspondence – it was noted that FCA had responded to that request for supplemental information. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; (vi) disclosure information contained in the registration statement of the Trust and the FormADV of FCA; (vii) information on relevant developments in the mutual fund industry and how the Funds and/or FCAare responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information from the parent company of FCA (First Commonwealth Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by FCA from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be consider for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Funds among the service providers and the Independent Trustees; and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including the education and experience of FCA’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of FCA, and they served the Trust without additional compensation. The

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APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORYAGREEMENTS - April 30, 2014 (Unaudited) (Continued)

Trustees noted the continued efforts of FCA in marketing the Funds. After reviewing the foregoing information and further information in the materials provided by FCA (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to the Commonwealth Australia/New Zealand Fund (“Australia/New Zealand Fund”), the Trustees indicated their belief that the investment strategy of the Australia/New Zealand Fund made it difficult to compare the investment performance of the Australia/New Zealand Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the overall relative performance that the Australia/New Zealand Fund had experienced on a short and long-term basis in comparison to three different indices. The Trustees observed that the Australia/New Zealand Fund outperformed one of the indices for the quarter and one-year period and underperformed each of the indices for the 5-year and 10-year periods. With respect to the Commonwealth Japan Fund (“Japan Fund”), the Trustees noted that the Japan Fund had outperformed its peer group category in the short-term and underperformed in the longer-term. The Trustees also noted the size of the Japan Fund and the challenges faced by FCA in managing the Japan Fund. The Trustees noted that the Japan Fund generally underperformed its comparative indices over the time periods presented. With respect to the Commonwealth Global Fund (“Global Fund”), the Trustees noted that the Fund had underperformed its category in both the short-term and longer-term periods. With respect to the Commonwealth Real Estate Fund (“Real Estate Fund”), the Trustees noted that the Real Estate Fund had outperformed its category for the short-term period but underperformed for the longer-term periods. With respect to the Africa Fund (“Africa Fund”), the Trustees noted that the Africa Fund did not have a comparative peer group category. The Trustees noted that the Africa Fund underperformed its comparative indices for the short-term but outperformed one of its comparative indices for the since inception period of the Africa Fund. After reviewing and discussing the short and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and FCA was satisfactory.

Costs of the Services to be provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) FCA’s financial condition (as reflected in the financial statements of its parent company) and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCA regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees noted that FCA continues not to be profitable with regard to its relationship with the Funds. The Trustees noted that the profitability analysis provided by FCA was presented in a different manner than in prior years and contained more helpful data so that the Trustees could better understand the profitability of FCA and the impact reimbursements and/or waivers to certain of the Funds affected FCA. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were in line with other funds (in all cases lower than respective category average), the Funds’ total expenses were above the expense levels of the other identified comparable funds (each of the Funds other than the Africa Fund having the highest or near the highest expenses identified in their respective peer groups). The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees noted that while the Africa Fund’s management fee was above the category average (and was actually toward the higher end of the category), the overall expense ratio was lower than the category averages as a result of management fee waivers and certain contractual expense limitations that FCA had instituted since the Fund’s inception. The Trustees also noted that FCA recently instituted a voluntary fee waiver with regard to the Japan Fund. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted FCA’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

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APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORYAGREEMENTS - April 30, 2014 (Unaudited) (Continued)

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees noted that shareholders were not realizing such economies of scale at this point. The Trustees recognized that FCA had agreed to put in place a contractual fee waiver for the Africa Fund and a voluntary fee waiver for the Japan Fund. The Trustees also recognized FCA’s recent negotiations with service providers to the Trust to reduce fees in the upcoming fiscal year and the benefit such reduction would bring to the Funds. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts; and the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees considered that FCA may assess a fee to its separate account clients that invest a portion of the assets of such separate accounts into the Fund in addition to the management fees that are assessed at the Fund level although the Trustees expressed the view that the services rendered to the separate accounts were distinct from those rendered to the Funds. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds.

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Notes

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2014

Notes

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a)	(3)	Not applicable to open-end management investment companies.

(b)		Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
(Principal Executive Officer)
June 25, 2014

/s/ Terrance P. Gallagher
By: Terrance P. Gallagher
Treasurer
(Principal Financial Officer)
June 25, 2014